Information by Segment (Tables)	12 Months Ended
Dec. 31, 2021
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	704,953,231	581,661,790	381,074,530	282,024,842	182,224,732	162,714,564	1,268,252,493	1,026,401,196
Cash and cash equivalents	4,059,117	4,971,820	1,964,579	3,657,471	303,951,444	323,406,722	309,975,140	332,036,013
Other current financial assets	2,747,199	2,562,093	1,238,240	29,977	55,976	760,334	4,041,415	3,352,404
Other current non-financial assets	53,654,303	11,665,802	4,215,329	2,830,106	8,956,365	5,305,665	66,825,997	19,801,573
Trade and other current receivables	319,374,477	285,241,891	344,375,668	259,172,712	24,434,982	10,472,036	688,185,127	554,886,639
Current accounts receivable from related companies	262,328,437	232,991,789	11,763,448	4,269,460	(217,651,797)	(179,285,124)	56,440,088	57,976,125
Inventories	25,601,423	18,163,284	2,997,869	3,397,415	2,648,418	1,749,330	31,247,710	23,310,029
Current tax assets	37,188,275	26,065,111	14,519,397	8,667,701	59,829,344	305,601	111,537,016	35,038,413
NON-CURRENT ASSETS	5,869,269,137	4,722,779,027	1,590,778,338	1,369,182,558	772,023,628	786,108,803	8,232,071,103	6,878,070,388
Other non-current financial assets	38,915,283	20,660,446	—	4	463,782	—	39,379,065	20,660,450
Other non-current non-financial assets	85,177,306	62,608,451	3,076,764	2,791,875	1,362,578	386,889	89,616,648	65,787,215
Trade and other non-current receivables	100,176,330	166,469,458	401,098,758	277,378,406	14,511,252	1,168,702	515,786,340	445,016,566
Non-Current accounts payable from related companies	148,999,820	141,649,129	—	—	(142,651,819)	(93,290,214)	6,348,001	48,358,915
Investments accounted for using the equity method	6,095,038	9,551,139	—	—	3,828,895	3,441,664	9,923,933	12,992,803
Intangible assets other than goodwill	101,567,646	94,464,506	82,839,363	65,335,352	6,814,546	5,314,663	191,221,555	165,114,521
Goodwill	34,159,548	32,682,252	2,240,478	2,240,478	884,678,172	880,782,639	921,078,198	915,705,369
Property, plant and equipment	5,031,641,934	4,037,877,000	1,093,444,389	1,015,249,248	(14,397,562)	(19,629,776)	6,110,688,761	5,033,496,472
Investment property	—	—	—	—	7,539,005	7,421,940	7,539,005	7,421,940
Assets for right of use	156,537,247	50,373,648	4,244,878	5,117,436	6,736	11,108	160,788,861	55,502,192
Deferred tax assets	165,998,985	106,442,998	3,833,708	1,069,759	9,868,043	501,188	179,700,736	108,013,945

TOTAL ASSETS	6,574,222,368	5,304,440,817	1,971,852,868	1,651,207,400	954,248,360	948,823,367	9,500,323,596	7,904,471,584

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	1,160,666,050	903,590,885	746,688,757	335,412,469	224,971,410	(193,523,189)	2,132,326,217	1,045,480,165
Other current financial liabilities	79,273,121	155,592,371	150,674	77,554	8,916,095	1,829,216	88,339,890	157,499,141
Current lease liabilities	9,242,799	5,495,257	1,853,542	1,505,677	8,677	6,777	11,105,018	7,007,711
Trade and other current payables	668,905,400	416,425,675	262,862,315	190,709,618	46,556,772	20,822,729	978,324,487	627,958,022
Current accounts payable to related companies	373,766,861	237,326,397	465,826,390	118,883,364	165,004,707	(226,155,799)	1,004,597,958	130,053,962
Other current provisions	17,906,766	2,933,069	1,266,514	—	583,037	501,735	19,756,317	3,434,804
Current tax liabilities	2,461,869	65,963,158	9,202,761	95,556	1,484,077	6,301,230	13,148,707	72,359,944
Other current non-financial liabilities	9,109,234	19,854,958	5,526,561	24,140,700	2,418,045	3,170,923	17,053,840	47,166,581
NON-CURRENT LIABILITIES	2,688,289,480	1,647,789,150	371,287,907	415,149,858	961,927,094	1,201,777,912	4,021,504,481	3,264,716,920
Other non-current financial liabilities	902,487,329	774,737,983	—	4	1,039,387,049	708,851,139	1,941,874,378	1,483,589,126
Non-current lease liabilities	145,264,339	41,147,046	3,292,221	3,704,860	499	5,901	148,557,059	44,857,807
Trade and other non-current payables	3,788,764	4,286,773	175,608,162	112,922,799	486	487	179,397,412	117,210,059
Non-current accounts payable to related companies	1,245,386,779	457,825,939	142,651,760	228,805,329	(87,979,442)	477,413,194	1,300,059,097	1,164,044,462
Other long-term provisions	181,398,929	194,653,912	12,319,020	15,587,759	394,765	—	194,112,714	210,241,671
Deferred tax liabilities	192,175,894	152,083,137	11,639,461	20,212,892	(6,398,405)	(4,238,467)	197,416,950	168,057,562
Non-current provisions for employee benefits	17,787,446	23,054,360	24,641,998	32,738,247	16,522,142	19,745,658	58,951,586	75,538,265
Other non-current non-financial liabilities	—	—	1,135,285	1,177,968	—	—	1,135,285	1,177,968
EQUITY	2,725,266,838	2,753,060,782	853,876,204	900,645,073	(232,650,144)	(59,431,356)	3,346,492,898	3,594,274,499
Equity attributable to owners of the parent	2,725,266,838	2,753,060,782	853,876,204	900,645,073	(232,650,144)	(59,431,356)	3,097,868,353	3,351,915,790
Issued capital	1,264,108,957	1,403,737,121	230,137,980	230,137,980	2,387,856,533	2,248,228,369	3,882,103,470	3,882,103,470
Retained earnings	1,455,385,686	1,473,514,878	946,912,262	988,991,623	(799,111,653)	(715,068,696)	1,603,186,295	1,747,437,805
Issuance premiums	85,511,492	85,511,492	354,220	354,220	(85,865,712)	(85,865,712)	—	—
Treasury shares in portfolio	—	(252,632,367)	—	—	—	252,632,367	—	—
Other reserves	(79,739,297)	42,929,658	(323,528,258)	(318,838,750)	(1,735,529,312)	(1,759,357,684)	(2,387,421,412)	(2,277,625,485)
Non-controlling interests	—	—	—	—	—	—	248,624,545	242,358,709

Total Liabilities and Equity	6,574,222,368	5,304,440,817	1,971,852,868	1,651,207,400	954,248,360	948,823,367	9,500,323,596	7,904,471,584

Summary of Comprehensive Income by Segment

	Generation			Distribution			Holdings eliminations			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES	1,953,287,738	1,577,422,263	1,726,611,508	1,201,833,293	1,382,068,220	1,412,871,738	(299,891,496)	(374,088,286)	(368,648,886)	2,855,229,535	2,585,402,197	2,770,834,360
Revenues	1,934,131,175	1,543,647,794	1,581,230,963	1,193,549,267	1,376,425,433	1,408,588,042	(297,998,038)	(371,688,910)	(365,242,682)	2,829,682,404	2,548,384,317	2,624,576,323
Energy sales	1,803,343,706	1,494,203,779	1,472,565,933	1,103,758,191	1,270,159,653	1,318,386,716	(321,853,728)	(383,626,832)	(385,049,407)	2,585,248,169	2,380,736,600	2,405,903,242
Other sales	129,626,809	38,825,239	97,870,470	5,347,333	6,601,069	9,365,186	21,936,360	13,444,564	16,878,136	156,910,502	58,870,872	124,113,792
Other services rendered	1,160,660	10,618,776	10,794,560	84,443,743	99,664,711	80,836,140	1,919,330	(1,506,642)	2,928,589	87,523,733	108,776,845	94,559,289
Other operating income	19,156,563	33,774,469	145,380,545	8,284,026	5,642,787	4,283,696	(1,893,458)	(2,399,376)	(3,406,204)	25,547,131	37,017,880	146,258,037
RAW MATERIALS AND CONSUMABLES USED	(1,346,981,551)	(616,852,308)	(678,187,609)	(974,857,661)	(1,116,324,483)	(1,114,936,281)	310,533,808	358,731,152	371,918,639	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Energy purchases	(660,360,745)	(177,049,909)	(160,044,206)	(933,785,293)	(1,060,494,642)	(1,056,562,636)	297,153,754	372,681,097	381,322,099	(1,296,992,284)	(864,863,454)	(835,284,743)
Fuel consumption	(374,868,794)	(231,176,490)	(230,944,414)	—	—	—	—	—	—	(374,868,794)	(231,176,490)	(230,944,414)
Transportation expenses	(159,477,763)	(113,704,101)	(169,062,680)	(12,947,272)	(23,694,571)	(22,725,942)	20,686,811	(4,141,015)	(5,060,166)	(151,738,224)	(141,539,687)	(196,848,788)
Other miscellaneous supplies and services	(152,274,249)	(94,921,808)	(118,136,309)	(28,125,096)	(32,135,270)	(35,647,703)	(7,306,757)	(9,808,930)	(4,343,294)	(187,706,102)	(136,866,008)	(158,127,306)
CONTRIBUTION MARGIN	606,306,187	960,569,955	1,048,423,899	226,975,632	265,743,737	297,935,457	10,642,312	(15,357,134)	3,269,753	843,924,131	1,210,956,558	1,349,629,109
Other work performed by the entity and capitalized	13,352,715	15,581,738	8,887,421	17,403,271	9,805,315	8,723,440	401,210	152,263	0	31,157,196	25,539,316	17,610,861
Employee benefits expense	(71,617,409)	(65,564,485)	(62,871,525)	(49,357,037)	(37,496,730)	(34,828,194)	(42,370,708)	(34,165,533)	(31,905,237)	(163,345,154)	(137,226,748)	(129,604,956)
Other expenses	(126,899,337)	(121,366,276)	(120,522,841)	(71,488,295)	(79,580,559)	(70,678,241)	8,836,807	10,353,501	7,057,942	(189,550,825)	(190,593,334)	(184,143,140)
GROSS OPERATING INCOME	421,142,156	789,220,932	873,916,954	123,533,571	158,471,763	201,152,462	(22,490,379)	(39,016,903)	(21,577,542)	522,185,348	908,675,792	1,053,491,874
Depreciation and amortization expense	(164,579,061)	(185,479,080)	(196,623,025)	(47,931,057)	(45,583,947)	(40,705,580)	1,582,462	1,106,008	701,218	(210,927,656)	(229,957,019)	(236,627,387)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(33,035,731)	(698,453,039)	(280,020,263)	—	—	—	136,877	646,598	(742,389)	(32,898,854)	(697,806,441)	(280,762,652)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(691,132)	(1,305,341)	(1,338,599)	(17,419,025)	(12,998,719)	(8,153,419)	(655,018)	(863,647)	(554,982)	(18,765,175)	(15,167,707)	(10,047,000)
OPERATING INCOME	222,836,232	(96,016,528)	395,935,067	58,183,489	99,889,097	152,293,463	(21,426,058)	(38,127,944)	(22,173,695)	259,593,663	(34,255,375)	526,054,835
FINANCIAL RESULT	(62,697,134)	(80,090,891)	(101,324,905)	(11,685,010)	5,929,058	5,232,127	(82,677,420)	(38,272,941)	(54,800,225)	(157,059,564)	(112,434,774)	(150,893,003)
Financial income	8,178,108	15,080,015	15,241,046	19,109,146	22,717,208	22,742,687	(866,854)	(1,636,763)	(10,584,458)	26,420,400	36,160,460	27,399,275
Cash and cash equivalents	29,479	597,718	3,556,554	1,093,452	1,562,194	1,456,253	2,136,870	5,164,145	3,960,799	3,259,801	7,324,057	8,973,606
Other financial income	8,148,629	14,482,297	11,684,492	18,015,694	21,155,014	21,286,434	(3,003,724)	(6,800,908)	(14,545,257)	23,160,599	28,836,403	18,425,669
Financial costs	(94,212,401)	(59,088,322)	(111,219,566)	(30,325,667)	(17,696,544)	(19,061,123)	(49,505,048)	(50,623,905)	(34,617,211)	(174,043,116)	(127,408,771)	(164,897,900)
Bank loans	(2,465,972)	(7,112,931)	(11,813,855)	—	(33,244)	(40,508)	(261,725)	(4,855)	(2,633,337)	(2,727,697)	(7,151,030)	(14,487,700)
Secured and unsecured obligations	(47,518,870)	(47,654,290)	(45,714,879)	—	—	—	(38,471,477)	(36,613,957)	(36,103,685)	(85,990,347)	(84,268,247)	(81,818,564)
Others	(44,227,559)	(4,321,101)	(53,690,832)	(30,325,667)	(17,663,300)	(19,020,615)	(10,771,846)	(14,005,093)	4,119,811	(85,325,072)	(35,989,494)	(68,591,636)
Income from indexation units	3,385,938	(703,130)	(5,157,076)	1,851,124	1,124,304	1,843,435	660,458	1,664,594	331,373	5,897,520	2,085,768	(2,982,268)
Foreign exchange profits (losses)	19,951,221	(35,379,454)	(189,309)	(2,319,613)	(215,910)	(292,872)	(32,965,976)	12,323,133	(9,929,929)	(15,334,368)	(23,272,231)	(10,412,110)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,157,673	2,424,250	366,089	361	—	—	19,375	1,085,142	—	3,177,409	3,509,392	366,089
Other gains (losses)	10,137,284	9,478,528	1,683,246	2,171,056	10,287	12	(2,171,056)	—	109,943	10,137,284	9,488,815	1,793,201
Gain (loss) from other investments	10,137,284	94,490	152,557	2,171,056	10,287	12	(2,171,056)	—	109,943	10,137,284	104,777	262,512
Gain (loss) from the sale of assets	—	9,384,038	1,530,689	—	—	—	—	—	—	—	9,384,038	1,530,689
Profit (loss) before taxes	173,434,055	(164,204,641)	296,659,497	48,669,896	105,828,442	157,525,602	(106,255,159)	(75,315,743)	(76,863,977)	115,848,792	(133,691,942)	377,321,122
Income tax	(24,666,990)	97,419,625	(40,347,869)	2,275,431	(23,421,217)	(38,748,555)	7,252,901	7,306,699	17,868,520	(15,138,658)	81,305,107	(61,227,904)
PROFIT (LOSS)	148,767,065	(66,785,016)	256,311,628	50,945,327	82,407,225	118,777,047	(99,002,258)	(68,009,044)	(58,995,457)	100,710,134	(52,386,835)	316,093,218
	—		—	—		—	—		—	—	—	—
Profit (loss) attributable to	148,767,065	(66,785,016)	256,311,628	50,945,327	82,407,225	118,777,047	(99,002,258)	(68,009,044)	(58,995,457)	100,710,134	(52,386,835)	316,093,218
Profit (loss) attributable to owners of the parent	—	—	—	—	—	—	—	—	—	85,153,969	(50,860,313)	296,153,605
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	15,556,165	(1,526,522)	19,939,613

	Generation			Distribution			Holdings eliminations			Total
	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	445,854,355	551,979,917	754,113,794	17,684,402	111,689,249	50,246,845	(50,645,942)	92,197,032	(60,648,920)	412,892,815	755,866,198	743,711,719
Net cash flows from (used in) investing activities	(604,078,037)	(100,557,328)	(426,038,012)	(85,111,489)	(111,939,127)	(28,896,947)	(47,365,284)	(342,154,935)	143,403,148	(736,554,810)	(554,651,390)	(311,531,811)
Net cash flows from (used in) financing activities	157,788,515	(469,832,875)	(453,927,358)	67,203,137	1,578,034	(23,901,991)	68,239,857	340,585,507	37,393,661	293,231,509	(127,669,334)	(440,435,688)